Condensed Consolidated Statement of Changes in Stockholders Deficit (Unaudited) (Parenthetical)	3 Months Ended	6 Months Ended
	Jun. 30, 2021 $ / shares shares	Jun. 30, 2021 $ / shares shares
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Exercise of warrants | shares	1,479,728	3,816,522
Maximum [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Conversion price per share	$ 0.1232	$ 0.1232
Minimum [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Conversion price per share	$ 0.0868	$ 0.0868